California Tax-Free Income Trust	07/01/2008 - 06/30/2009

ICA File Number: 811-04525
Reporting Period: 07/01/2008 - 06/30/2009
T. Rowe Price California Tax Free Income Trust

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4525

T. Rowe Price California Tax-Free Income Trust

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, Maryland 21202

(Address of principal executive offices)

Gregory K. Hinkle
4515 Painters Mills Rd
Owings Mills, Maryland 21117-4903

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-8472

Date of fiscal year end: 2/28

Date of reporting period: 7/1/08 to 6/30/09

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price California Tax-Free Income Trust

By (Signature and Title) /s/ Gregory K. Hinkle
Gregory K. Hinkle, Principal Financial Officer

Date August 25, 2009

======================== CALIFORNIA TAX-FREE BOND FUND =========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

======================== CALIFORNIA TAX-FREE MONEY FUND ========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

============================= END NPX REPORT===================================